CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock	Preferred Stock	Stock Warrants	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock
Balance at Dec. 31, 2013	$ 85,108,340	$ 5,122,941	$ 17,102,507	$ 283,738	$ 41,802,725	$ 22,508,918	$ (1,248,844)	$ (463,645)
Net income	6,613,696	0	0	0	0	6,613,696	0	0
Other comprehensive (loss)	3,067,205	0	0	0	0	0	3,067,205	0
Dividends on preferred stock	(342,460)	0	0	0	0	(342,460)	0	0
Cash dividend declared, $.15 per common share	(784,612)	0	0	0	0	(784,612)	0	0
Grant of restricted stock	0	67,627	0	0	(67,627)	0	0	0
Compensation cost on restricted stock	617,779	0	0	0	617,779	0	0	0
Preferred stock accretion	0	0	20,493	0	0	(20,493)	0	0
Repurchase of restricted stock for payment of taxes	(85,532)	(5,981)	0	0	(79,551)	0	0	0
Issuance of 158,083 common shares for BCB Holding	2,021,168	158,083	0	0	1,863,085	0	0	0
Balance at Dec. 31, 2014	96,215,584	5,342,670	17,123,000	283,738	44,136,411	27,975,049	1,818,361	(463,645)
Net income	8,798,702	0	0	0	0	8,798,702	0	0
Other comprehensive (loss)	(719,774)	0	0	0	0	0	(719,774)	0
Dividends on preferred stock	(342,460)	0	0	0	0	(342,460)	0	0
Cash dividend declared, $.15 per common share	(806,576)	0	0	0	0	(806,576)	0	0
Grant of restricted stock	0	69,327	0	0	(69,327)	0	0	0
Compensation cost on restricted stock	721,124	0	0	0	721,124	0	0	0
Repurchase of restricted stock for payment of taxes	(92,390)	(6,324)	0	0	(86,066)	0	0	0
Adjustment to consideration issued in BCB Holding acquisition	(35,710)	(2,514)	0	0	(33,196)	0	0	0
Repurchase warrants	(302,410)	0	0	(283,738)	(18,672)	0	0	0
Balance at Dec. 31, 2015	$ 103,436,090	$ 5,403,159	$ 17,123,000	$ 0	$ 44,650,274	$ 35,624,715	$ 1,098,587	$ (463,645)